Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2019	Dec. 31, 2018
Common stock, par value (in New Shekels per share)	₪ 0	₪ 0
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	154,649,602	131,935,404
Common stock, shares outstanding	154,649,602	131,935,404